SUBSEQUENT EVENTS (Details) - Subsequent Event [Member] - Merger Agreements With Subsidiary Of Merger Sub And Carlotz [Member]	Oct. 21, 2020 $ / shares
Subsequent Event [Line Items]
Common stock, price per share	$ 10.00
Number of business days	2 days
Scenario Forecast One [Member]
Subsequent Event [Line Items]
Number of months following the closing	60 months
Stock price trigger	$ 12.50
Threshold number of trading days	20 days
Threshold consecutive trading days	30 days
Percentage of earnout shares	50.00%
Scenario Forecast Two [Member]
Subsequent Event [Line Items]
Stock price trigger	$ 15.00
Threshold number of trading days	20 days
Threshold consecutive trading days	30 days
Percentage of earnout shares	50.00%